Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$36,131,616.84	0.3098766	$25,925,681.16	0.2223472	$10,205,935.67
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$102,311,616.84	0.1111141	$92,105,681.16	0.1000301	$10,205,935.67

Weighted Avg. Coupon (WAC)	4.72%		4.73%
Weighted Avg. Remaining Maturity (WARM)	21.94		21.08
Pool Receivables Balance	$139,499,588.08		$128,941,514.55
Remaining Number of Receivables	23,312		22,604

Adjusted Pool Balance	$135,871,826.71		$125,665,891.03

III. COLLECTIONS

Principal:
Principal Collections	$10,421,192.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$100,127.25
Total Principal Collections	$10,521,319.31

Interest:
Interest Collections	$547,430.56
Late Fees & Other Charges	$21,580.50
Interest on Repurchase Principal	$-
Total Interest Collections	$569,011.06

Collection Account Interest	$192.81
Reserve Account Interest	$94.18
Servicer Advances	$-

Total Collections	$11,090,617.36

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$11,090,617.36
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$15,817,407.48
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$116,249.66	$-	$116,249.66	$116,249.66
Collection Account Interest					$192.81
Late Fees & Other Charges					$21,580.50
Total due to Servicer					$138,022.97

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$53,595.23		$53,595.23

Total Class A interest:		$53,595.23		$53,595.23	$53,595.23

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$10,749,146.24

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$10,205,935.67

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,205,935.67
Class A Notes Total:		$10,205,935.67		$10,205,935.67
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$10,205,935.67

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					543,210.57

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,627,761.37
Beginning Period Amount	$3,627,761.37
Current Period Amortization	$352,137.86
Ending Period Required Amount	$3,275,623.52
Ending Period Amount	$3,275,623.52
Next Distribution Date Amount	$2,943,396.52

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		24.70%	26.71%	26.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.47%	22,258	97.72%	$126,005,643.55
30 - 60 Days	1.23%	279	1.85%	$2,382,544.82
61 - 90 Days	0.24%	54	0.34%	$443,752.82
91 + Days	0.06%	13	0.08%	$109,573.36
		22,604		$128,941,514.55
Total
Delinquent Receivables 61 + days past due	0.30%	67	0.43%	$553,326.18
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	58	0.41%	$567,456.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	64	0.42%	$629,360.71
Three-Month Average Delinquency Ratio	0.27%		0.42%

Repossession in Current Period		19		$189,240.83
Repossession Inventory		40		$155,279.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$136,881.47
Recoveries				$(100,127.25)
Net Charge-offs for Current Period				$36,754.22

Beginning Pool Balance for Current Period				$139,499,588.08

Net Loss Ratio				0.32%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				-0.40%
Three-Month Average Net Loss Ratio for Current Period				0.19%

Cumulative Net Losses for All Periods				$6,099,772.84
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$615,178.72
Number of Extensions				70

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